SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation costs	$ 697
Unrecognized compensation costs, period of recognition	1 year 2 months 12 days
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Stock Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for future issuance	37,612,967
In-the-money options outstanding	746,808	893,089
Intrinsic value of options exercised	$ 11	$ 9	$ 1,894
Weighted-average grant-date fair value of options granted	$ 6.11	$ 5.48	$ 6.77
Total unrecognized compensation costs	$ 1,691
Unrecognized compensation costs, period of recognition	8 months 1 day
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Total unrecognized compensation costs	$ 43,081
Unrecognized compensation costs, period of recognition	2 years 8 months 26 days
Weighted average fair value at grant date of non-vested shares	$ 21.49	15.82	21.31
Weighted average fair value at grant date of vested shares	26.67	29.01	23.65
Weighted average fair value at grant date of forfeited shares	$ 21.74	$ 27.16	$ 22.88
Treasury stock, at cost [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Repurchase Program, Authorized, Amount	$ 80			$ 80